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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Perry Corp.
                  767 Fifth Avenue
                  New York, NY 10153

Form 13F File Number:      028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

 /s/ Michael C. Neus               New York, NY            November 13, 2008
---------------------------     --------------------    ----------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         1
                                                          ------------------

Form 13F Information Table Entry Total:                                   94
                                                          ------------------

Form 13F Information Table Value Total:                           $2,606,195
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ------                     -----------------------

         1.                         Richard C. Perry.


                                                          Perry Corp
                                                  Form 13F Information Table
                                                Quarter ended September 30, 2008


                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE      SHARES OR
                            TITLE OF         CUSIP      (IN       PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)     AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co         CL A         002896207    $1,775       45,000  SH                   Shared     1         45,000
----------------------------------------------------------------------------- -----------------------------------------------------
AC Moore Arts & Crafts
Inc.                           COM          00086T103    $1,097      175,000  SH                   Shared     1        175,000
----------------------------------------------------------------------------- -----------------------------------------------------
Aetna Inc.                     COM          00817Y108    $16,865     467,055  SH                   Shared     1        467,055
----------------------------------------------------------------------------- -----------------------------------------------------
Allied World Assurance Co
Holdings, Ltd                  SHS          G0219G203    $29,023     817,075  SH                   Shared     1        817,075
----------------------------------------------------------------------------- -----------------------------------------------------
AMN Healthcare Inc.            COM          001744101    $8,705      495,437  SH                   Shared     1        495,437
----------------------------------------------------------------------------- -----------------------------------------------------
Apple Inc.                     COM          037833100    $21,112     185,750  SH                   Shared     1        185,750
----------------------------------------------------------------------------- -----------------------------------------------------
Applied Biosystems, Inc.       COM          038149100    $44,404   1,296,463  SH                   Shared     1      1,296,463
----------------------------------------------------------------------------- -----------------------------------------------------
Argo Group International
Holdings, Ltd                  COM          G0464B107    $18,753     508,897  SH                   Shared     1        508,897
----------------------------------------------------------------------------- -----------------------------------------------------
Aspen Insurance Holdings
Ltd                            SHS          G05384105    $20,643     750,647  SH                   Shared     1        750,647
----------------------------------------------------------------------------- -----------------------------------------------------
Blue Nile Inc.                 COM          09578R103    $7,254      169,200  SH                   Shared     1        169,200
----------------------------------------------------------------------------- -----------------------------------------------------
Bucyrus International Inc.     COM          118759109    $8,284      185,403  SH                   Shared     1        185,403
----------------------------------------------------------------------------- -----------------------------------------------------
Cardinal Health Inc.           COM          14149Y108    $29,427     597,141  SH                   Shared     1        597,141
----------------------------------------------------------------------------- -----------------------------------------------------
Central European
Distribution            `      COM          153435102    $12,738     280,500  SH                   Shared     1        280,500
----------------------------------------------------------------------------- -----------------------------------------------------
Chipotle Mexican Grill Inc.    CL B         169656204    $6,891      147,400  SH                   Shared     1        147,400
----------------------------------------------------------------------------- -----------------------------------------------------
Cigna Corp                     COM          125509109    $3,619      106,500  SH                   Shared     1        106,500
----------------------------------------------------------------------------- -----------------------------------------------------
Citrix Systems Inc.            COM          177376100    $25,260   1,000,000  SH                   Shared     1      1,000,000
----------------------------------------------------------------------------- -----------------------------------------------------
Coca-Cola Co/The               COM          191216100    $17,979     340,000  SH                   Shared     1        340,000
----------------------------------------------------------------------------- -----------------------------------------------------
Columbia Laboratories Inc.     COM          197779101    $10,001   3,817,365  SH                   Shared     1      3,817,365
----------------------------------------------------------------------------- -----------------------------------------------------
Commercial Metals Co           COM          201723103    $16,742     991,247  SH                   Shared     1        991,247
----------------------------------------------------------------------------- -----------------------------------------------------
Consol Energy Inc.             COM          20854P109    $5,632      122,721  SH                   Shared     1        122,721
----------------------------------------------------------------------------- -----------------------------------------------------
Corn Products International
Inc.                           COM          219023108    $17,754     550,000  SH                   Shared     1        550,000
----------------------------------------------------------------------------- -----------------------------------------------------
Cummins Inc.                   COM          231021106    $24,702     565,000  SH                   Shared     1        565,000
----------------------------------------------------------------------------- -----------------------------------------------------
CVS Caremark Corp              COM          126650100    $10,435     310,000  SH                   Shared     1        310,000
----------------------------------------------------------------------------- -----------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE      SHARES OR
                            TITLE OF         CUSIP      (IN       PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)     AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp     COM          232806109    $5,579    1,068,800  SH                   Shared     1      1,068,800
----------------------------------------------------------------------------- -----------------------------------------------------
Data Domain Inc.               COM          23767P109    $28,060   1,260,000  SH  PUT              Shared     1      1,260,000
----------------------------------------------------------------------------- -----------------------------------------------------
Deckers Outdoor Corp           COM          243537107    $10,540     101,268  SH                   Shared     1        101,268
----------------------------------------------------------------------------- -----------------------------------------------------
DISH Network Corp              CL A         25470M109    $6,300      300,000  SH                   Shared     1        300,000
----------------------------------------------------------------------------- -----------------------------------------------------
DISH Network Corp              CL A         25470M109    $5,250      250,000  SH  CALL             Shared     1        250,000
----------------------------------------------------------------------------- -----------------------------------------------------
Doral Financial Corp           COM NEW      25811P886    $1,365      125,000  SH                   Shared     1        125,000
----------------------------------------------------------------------------- -----------------------------------------------------
Eagle Bulk Shipping Inc.       COM          Y2187A101    $8,740      627,000  SH                   Shared     1        627,000
----------------------------------------------------------------------------- -----------------------------------------------------
Electronic Arts Inc.           COM          285512109    $31,386     848,500  SH                   Shared     1        848,500
----------------------------------------------------------------------------- -----------------------------------------------------
Endurance Specialty
Holdings Limited               SHS          G30397106    $220,721  7,138,460  SH                   Shared     1      7,138,460
----------------------------------------------------------------------------- -----------------------------------------------------
Flagstone Reinsurance
Holdings                       SHS          G3529T105    $2,175      211,793  SH                   Shared     1        211,793
----------------------------------------------------------------------------- -----------------------------------------------------
Foundry Networks Inc.          COM          35063R100    $68,683   3,771,700  SH                   Shared     1      3,771,700
----------------------------------------------------------------------------- -----------------------------------------------------
GameStop Corp                  CL A         36467W109    $664         19,417  SH                   Shared     1         19,417
----------------------------------------------------------------------------- -----------------------------------------------------
Genentech, Inc.                COM NEW      368710406    $17,736     200,000  SH  CALL             Shared     1        200,000
----------------------------------------------------------------------------- -----------------------------------------------------
Genentech, Inc.                COM NEW      368710406    $57,642     650,000  SH                   Shared     1        650,000
----------------------------------------------------------------------------- -----------------------------------------------------
General Moly Inc.              COM          370373102    $4,425    1,017,315  SH                   Shared     1      1,017,315
----------------------------------------------------------------------------- -----------------------------------------------------
Giant Interactive Group Inc.   ADR          374511103    $7,327    1,100,100  SH                   Shared     1      1,100,100
----------------------------------------------------------------------------- -----------------------------------------------------
Google Inc.                    CL A         38259P508    $32,042      80,000  SH                   Shared     1         80,000
----------------------------------------------------------------------------- -----------------------------------------------------
Great Atlantic & Pacific
Tea Company, Inc.              COM          390064103    $1,621      149,800  SH                   Shared     1        149,800
----------------------------------------------------------------------------- -----------------------------------------------------
Grey Wolf Inc.                 COM          397888108    $69,110   8,883,000  SH                   Shared     1      8,883,000
----------------------------------------------------------------------------- -----------------------------------------------------
Guess?, Inc.                   COM          401617105    $11,898     342,000  SH                   Shared     1        342,000
----------------------------------------------------------------------------- -----------------------------------------------------
Healthspring Inc.              COM          42224N101    $16,522     780,798  SH                   Shared     1        780,798
----------------------------------------------------------------------------- -----------------------------------------------------
HLTH Corp                      COM          40422Y101    $32,520   2,845,164  SH                   Shared     1      2,845,164
----------------------------------------------------------------------------- -----------------------------------------------------
Humana Inc.                    COM          444859102    $98,411   2,388,609  SH                   Shared     1      2,388,609
----------------------------------------------------------------------------- -----------------------------------------------------
ICO Global Communications
Hold                           CL A         44930K108    $1,764    1,618,629  SH                   Shared     1      1,618,629
----------------------------------------------------------------------------- -----------------------------------------------------
Idearc Inc.                    COM          451663108    $1,250    1,000,000  SH                   Shared     1      1,000,000
----------------------------------------------------------------------------- -----------------------------------------------------
IKON Office Solutions Inc.     COM          451713101    $13,608     800,000  SH                   Shared     1        800,000
----------------------------------------------------------------------------- -----------------------------------------------------
Immersion Corp                 COM          452521107    $8,678    1,491,000  SH                   Shared     1      1,491,000
----------------------------------------------------------------------------- -----------------------------------------------------
IMS Health Inc.                COM          449934108    $9,993      528,440  SH                   Shared     1        528,440
----------------------------------------------------------------------------- -----------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE      SHARES OR
                            TITLE OF         CUSIP      (IN       PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)     AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Invesco Ltd                    SHS          G491BT108    $5,847      278,700  SH                   Shared     1        278,700
----------------------------------------------------------------------------- -----------------------------------------------------
IPC Holdings Ltd               ORD          G4933P101    $8,849      292,931  SH                   Shared     1        292,931
----------------------------------------------------------------------------- -----------------------------------------------------
                               RUSSELL
ISHARES TR                     2000         464287655    $37,400     550,000  SH                   Shared     1        550,000
----------------------------------------------------------------------------- -----------------------------------------------------
Jackson Hewitt Tax Service
Inc.                           COM          468202106    $693         45,200  SH                   Shared     1         45,200
----------------------------------------------------------------------------- -----------------------------------------------------
                               *W EXP
Jamba Inc.                     06/28/2009   47023A119    $35         725,000  SH                   Shared     1        725,000
----------------------------------------------------------------------------- -----------------------------------------------------
Johnson & Johnson              COM          478160104    $41,522     599,341  SH                   Shared     1        599,341
----------------------------------------------------------------------------- -----------------------------------------------------
Lender Processing Services
Inc.                           COM          52602E102    $9,266      303,589  SH                   Shared     1        303,589
----------------------------------------------------------------------------- -----------------------------------------------------
                               SPONS ADR
LG Display Co Ltd              REP          50186V102    $3,810      300,000  SH                   Shared     1        300,000
----------------------------------------------------------------------------- -----------------------------------------------------
Life Time Fitness Inc.         COM          53217R207    $1,939       62,000  SH                   Shared     1         62,000
----------------------------------------------------------------------------- -----------------------------------------------------
Lorillard Inc.                 COM          544147101    $27,999     393,514  SH                   Shared     1        393,514
----------------------------------------------------------------------------- -----------------------------------------------------
Mattel Inc.                    COM          577081102    $7,757      430,000  SH                   Shared     1        430,000
----------------------------------------------------------------------------- -----------------------------------------------------
Maxim Integrated Products
Inc.                           COM          57772K101    $11,765     650,000  SH                   Shared     1        650,000
----------------------------------------------------------------------------- -----------------------------------------------------
MetroPCS Communications Inc.   COM          591708102    $39,872   2,850,000  SH                   Shared     1      2,850,000
----------------------------------------------------------------------------- -----------------------------------------------------
Montpelier Re Holdings Ltd     SHS          G62185106    $35,537   2,152,425  SH                   Shared     1      2,152,425
----------------------------------------------------------------------------- -----------------------------------------------------
Navistar International Corp    COM          63934E108    $54,180   1,000,000  SH                   Shared     1      1,000,000
----------------------------------------------------------------------------- -----------------------------------------------------
North American Energy
Partners                       COM          656844107    $47,686   4,598,466  SH                   Shared     1      4,598,466
----------------------------------------------------------------------------- -----------------------------------------------------
Palm Inc.                      COM          696643105    $8,060    1,350,000  SH                   Shared     1      1,350,000
----------------------------------------------------------------------------- -----------------------------------------------------
PartnerRe Ltd                  COM          G6852T105    $39,925     586,351  SH                   Shared     1        586,351
----------------------------------------------------------------------------- -----------------------------------------------------
Patriot Coal Corp              COM          70336T104    $52,278   1,799,600  SH                   Shared     1      1,799,600
----------------------------------------------------------------------------- -----------------------------------------------------
Pfizer Inc.                    COM          717081103    $3,581      194,200  SH                   Shared     1        194,200
----------------------------------------------------------------------------- -----------------------------------------------------
Platinum Underwriters
Holdings                       COM          G7127P100    $31,282     881,678  SH                   Shared     1        881,678
----------------------------------------------------------------------------- -----------------------------------------------------
QUALCOMM Inc.                  COM          747525103    $167,562  3,899,500  SH                   Shared     1      3,899,500
----------------------------------------------------------------------------- -----------------------------------------------------
Research In Motion Ltd         COM          760975102    $22,198     325,000  SH                   Shared     1        325,000
----------------------------------------------------------------------------- -----------------------------------------------------
RH Donnelley Corp              COM NEW      74955W307    $613        307,900  SH                   Shared     1        307,900
----------------------------------------------------------------------------- -----------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE      SHARES OR
                            TITLE OF         CUSIP      (IN       PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)     AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp                   COM          80004C101    $24,291   1,242,526  SH                   Shared     1      1,242,526
----------------------------------------------------------------------------- -----------------------------------------------------
Sears Holdings Corp            COM          812350106    $251,978  2,694,952  SH                   Shared     1      2,694,952
----------------------------------------------------------------------------- -----------------------------------------------------
                               SBI
Select Sector SPDR TR          INT-FINL     81369Y605    $59,670   3,000,000  SH                   Shared     1      3,000,000
----------------------------------------------------------------------------- -----------------------------------------------------
Sierra Wireless Inc.           COM          826516106    $1,559      156,400  SH                   Shared     1        156,400
----------------------------------------------------------------------------- -----------------------------------------------------
Sigma Designs Inc.             COM          826565103    $3,911      275,000  SH                   Shared     1        275,000
----------------------------------------------------------------------------- -----------------------------------------------------
SPDR TR                        UNIT SER 1   78462F103    $200,083  1,725,000  SH                   Shared     1      1,725,000
----------------------------------------------------------------------------- -----------------------------------------------------
STEC Inc                       COM          784774101    $1,017      132,123  SH                   Shared     1        132,123
----------------------------------------------------------------------------- -----------------------------------------------------
Time Warner Inc.               COM          887317105    $3,086      235,400  SH                   Shared     1        235,400
----------------------------------------------------------------------------- -----------------------------------------------------
Triple-S Management Corp       CL B         896749108    $3,742      229,742  SH                   Shared     1        229,742
----------------------------------------------------------------------------- -----------------------------------------------------
Union Pacific Corp             COM          907818108    $31,900     448,290  SH                   Shared     1        448,290
----------------------------------------------------------------------------- -----------------------------------------------------
UnitedHealth Group Inc.        COM          91324P102    $49,104   1,933,979  SH                   Shared     1      1,933,979
----------------------------------------------------------------------------- -----------------------------------------------------
Universal American Corp        COM          913377107    $70,952   5,820,500  SH                   Shared     1      5,820,500
----------------------------------------------------------------------------- -----------------------------------------------------
UST Inc.                       COM          902911106    $4,991       75,000  SH                   Shared     1         75,000
----------------------------------------------------------------------------- -----------------------------------------------------
Validus Holdings Ltd           COM SHS      G9319H102    $34,407   1,479,858  SH                   Shared     1      1,479,858
----------------------------------------------------------------------------- -----------------------------------------------------
                               *W EXP
Virgin Media Inc.              01/10/2011   92769L119    $1           17,349  SH                   Shared     1         17,349
----------------------------------------------------------------------------- -----------------------------------------------------
Wells Fargo & Co               COM          949746101    $32,156     856,812  SH                   Shared     1        856,812
----------------------------------------------------------------------------- -----------------------------------------------------
WM Wrigley Jr Co               COM          982526105    $14,665     184,700  SH                   Shared     1        184,700
----------------------------------------------------------------------------- -----------------------------------------------------
WR Berkley Corp                COM          084423102    $12,081     512,983  SH                   Shared     1        512,983
----------------------------------------------------------------------------- -----------------------------------------------------
Yahoo! Inc.                    COM          984332106    $13,840     800,000  SH                   Shared     1        800,000
----------------------------------------------------------------------------- -----------------------------------------------------
Total Fair Market Value                                  $2,606,195
(in thousands)

